GEOGRAPHIC AND SIGNIFICANT CUSTOMER INFORMATION - Schedule of Major Customers (Details) - Revenue Benchmark - Customer Concentration Risk	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Customer A
Revenue, Major Customer
Concentration risk, percentage	19.60%	16.50%	17.70%
Customer B
Revenue, Major Customer
Concentration risk, percentage	10.80%	11.00%	10.00%